Employee Retirement and Severance Benefits (Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Japanese Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 924,536	¥ 905,975
Fair value of plan assets	728,724	666,428
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	889,652	867,706
Fair value of plan assets	728,724	664,586
Foreign Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	420,383	390,942
Fair value of plan assets	249,609	222,449
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	394,840	375,860
Fair value of plan assets	¥ 245,247	¥ 222,449